Segment Information	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Segment Information
Segment Information
As of June 30, 2013, MAALP owned or had an ownership interest in 150 multifamily apartment communities in 12 different states from which it derived all significant sources of earnings and operating cash flows. Senior management evaluates performance and determines resource allocations by reviewing apartment communities individually and in the following reportable operating segments:

•	Large market same store communities are generally communities:

◦	in markets with a population of at least one million and at least 1% of the total public multifamily REIT units; and

◦	that MAALP has owned and have been stabilized for at least a full 12 months and have been identified as a disposition property by the Board of Directors.

•	Secondary market same store communities are generally communities:

◦	in markets with populations of more than one million but less than 1% of the total public multifamily REIT units or in markets with a population of less than one million; and

◦	that MAALP has owned and have been stabilized for at least a full 12 months and have been identified as a disposition property by the Board of Directors.

•
Non same store communities and other includes recent acquisitions, communities in development or lease-up and communities that have been identified for disposition. Also included in non same store communities are non multifamily activities, which represent less than 1% of our portfolio.

On the first day of each calendar year, MAALP determines the composition of our same store operating segments for that year as well as adjusting the previous year, which allows MAALP to evaluate full period-over-period operating comparisons. Properties in development or lease-up will be added to the same store portfolio on the first day of the calendar year after they have been owned and stabilized for at least a full 12 months. Communities are considered stabilized after achieving 90% occupancy for 90 days. Communities that have been identified for disposition are excluded from our same store profits. A property becomes stabilized when it reaches 90% occupancy for at least 90 days.  MAALP utilizes net operating income, or NOI, in evaluating the performance of the segments.  Total NOI represents total property revenues less total property operating expenses, excluding depreciation and amortization, for all properties held during the period regardless of their status as held for sale. MAALP believes NOI is a helpful tool in evaluating the operating performance of its segments because it measures the core operations of property performance by excluding partnership level expenses and other items not related to property operating performance.

Revenues and NOI for each reportable segment for the three- and six-month periods ended June 30, 2013 and 2012 were as follows (dollars in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Large Market Same Store	$58,142	$55,111	$115,421	$109,043
Secondary Market Same Store	44,849	43,342	89,098	86,014
Non-Same Store and Other	18,133	8,560	33,993	13,431
Total property revenues	121,124	107,013	238,512	208,488
Management fee income	141	209	319	478
Total operating revenues	$121,265	$107,222	$238,831	$208,966

NOI
Large Market Same Store	$34,424	$32,217	$69,004	$63,653
Secondary Market Same Store	26,841	25,735	53,547	50,792
Non-Same Store and Other	12,302	8,110	23,397	13,890
Total NOI	73,567	66,062	145,948	128,335
Discontinued operations NOI included above	(1,165)	(2,992)	(2,518)	(6,112)
Management fee income	141	209	319	478
Depreciation and amortization	(29,772)	(27,415)	(59,506)	(53,572)
Acquisition expense	(489)	(389)	(499)	(409)
Property management expense	(4,282)	(4,961)	(9,060)	(9,885)
General and administrative expense	(2,410)	(2,816)	(5,300)	(5,845)
Merger related expenses	(5,737)	—	(5,737)	—
Interest and other non-property (loss) income	(5)	84	13	198
Interest expense	(14,159)	(12,577)	(28,190)	(25,253)
(Loss) gain on debt extinguishment	(1)	(15)	(62)	5
Amortization of deferred financing costs	(763)	(753)	(1,528)	(1,409)
Net casualty gain (loss) and other settlement proceeds	438	—	454	(9)
Gain on sale of non-depreciable assets	—	(3)	—	(3)
Gain (loss) from real estate joint ventures	48	(69)	102	(100)
Discontinued operations	32,496	14,056	33,189	24,486
Net income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Net income available for Mid-America Apartments, L.P. common unitholders	$47,747	$28,286	$67,306	$50,622

Assets for each reportable segment as of June 30, 2013 and December 31, 2012, were as follows (dollars in thousands):

	June 30, 2013	December 31, 2012
Assets
Large Market Same Store	$1,187,218	$1,108,827
Secondary Market Same Store	695,113	654,315
Non-Same Store and Other	678,361	728,209
Corporate assets	60,028	38,520
Total assets	$2,620,720	$2,529,871